Components of Net Deferred Tax Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred tax assets (Current assets)	¥ 61,512	¥ 61,592
Deferred tax assets (Non-current investments and other assets)	237,427	269,500
Other current liabilities	(29)	(199)
Other long-term liabilities	(12,532)	(9,298)
Net deferred tax assets	¥ 286,378	¥ 321,595